Interest and similar income (Tables)	12 Months Ended
Dec. 31, 2025
Notes and other explanatory information [abstract]
Schedule of breakdown of the main items

Thousand of Reais	2025	2024	2023

Cash and balances with the Brazilian Central Bank	11,151,386	17,990,483	13,807,832
Loans and advances - Credit institutions	5,792,915	2,992,514	2,234,602
Loans and advances - Customers	100,075,356	75,859,217	81,330,804
Debt instruments	35,148,026	29,500,935	24,195,031
Pension Plans (note 21)	44,175	36,014	36,973
Other interest	10,282,781	10,804,315	6,677,465
Total	162,494,639	137,183,478	128,282,707